FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 1,130,601	$ 1,109,019
Financial liabilities	7,616,658	8,004,446
Financial liabilities, at fair value	6,799,888	7,227,349
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,819,427	1,594,291
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	201,906	107,506
Financial liabilities, at fair value	201,906	107,506
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	8,959	41,044
Financial assets, at fair value	8,959	41,044
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	898,717	688,134
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	67,687	80,925
Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	20,206	18,320
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	70,367	248,217
Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	63,465	70,807
Receivables due from related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	10,159	2,616
Financial assets, at fair value	10,159	2,616
Other Financial Assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	33,717	12,710
Financial assets, at fair value	33,717	12,710
Financial liabilities at fair value through profit or loss [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	12	498
Financial liabilities, at fair value	12	498
Financial liabilities at amortized cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	7,414,740	7,896,442
Financial liabilities, at fair value	6,799,888	7,227,349
Financial liabilities at amortized cost [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	2,898,249	3,402,747
Financial liabilities, at fair value	2,638,226	2,936,324
Financial liabilities at amortized cost [member] | Bonds Issued [Member] | UF [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,819,427	1,594,291
Financial liabilities, at fair value	1,404,819	1,323,194
Financial liabilities at amortized cost [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	626,169	878,793
Financial liabilities, at fair value	673,243	933,723
Financial liabilities at amortized cost [member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	781,281	811,032
Financial liabilities, at fair value	781,281	811,032
Financial liabilities at amortized cost [member] | Payables to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	36,770	29,939
Financial liabilities, at fair value	36,770	29,939
Financial liabilities at amortized cost [member] | Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	727,990	559,382
Financial liabilities, at fair value	727,990	559,382
Financial liabilities at amortized cost [member] | Bank Loans In Other Currencies [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	524,854	620,258
Financial liabilities, at fair value	537,559	633,755
Financial assets at amortised cost, class [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2,165,579	1,558,929
Financial assets, at fair value	2,165,579	1,558,929
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	70,330	132,869
Financial assets, at fair value	70,330	132,869
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	70,299	132,808
Financial assets, at fair value	70,299	132,808
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	31	61
Financial assets, at fair value	31	61
Loans and Accounts Receivables [member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	359,150	99,167
Financial assets, at fair value	359,150	99,167
Loans and Accounts Receivables [member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	642,111	338,033
Financial assets, at fair value	642,111	338,033
Loans and Accounts Receivables [member] | Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,001,261	437,200
Financial assets, at fair value	1,001,261	437,200
Accounts receivable (net) [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,120,442	1,106,403
Financial assets, at fair value	1,120,442	1,106,403
Accounts receivable (net) [member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	898,717	688,134
Financial assets, at fair value	898,717	688,134
Accounts receivable (net) [member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	67,687	80,925
Financial assets, at fair value	67,687	80,925
Accounts receivable (net) [member] | Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	20,206	18,320
Financial assets, at fair value	20,206	18,320
Accounts receivable (net) [member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	70,367	248,217
Financial assets, at fair value	70,367	248,217
Accounts receivable (net) [member] | Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	63,465	70,807
Financial assets, at fair value	$ 63,465	$ 70,807